LONG-TERM DEBT (Details) CAD in Millions, $ in Millions	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)
Recourse Debt Secured	CAD 373.2		CAD 291.6
Revolving asset-based loan facility of up to $225.0 million due July 2017	117.1		29.4
Capital lease obligations	7.5		8.1
Total debt	497.8		329.1
Less: current portion	(3.2)		(3.0)	CAD (2.0)
Total long-term debt	494.6		326.1	301.8
Term Loan Due July 2017 [Member]
Recourse Debt Secured	16.5		18.5
Senior Secured Notes Due October 2017 [Member]
Recourse Debt Secured	356.7	$ 260.5	CAD 273.1		$ 235.5
Total long-term debt	CAD 107.1			CAD 75.8